UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Financial	21.77%
Industrial	18.10
Consumer, Non-cyclical	17.17
Consumer, Cyclical	15.09
Technology	8.73
Communications	4.61
Basic Materials	4.05
Energy	3.31
Utilities	2.12
Government Money Market Mutual Funds	1.21
Short Term Investments	3.84
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 822.90	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01
Investor Class
Actual	$1,000.00	$ 820.40	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$2.82
Class L
Actual	$1,000.00	$ 819.50	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.07
* Expenses are equal to the Fund's annualized expense ratio of 0.20% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.24%
32,142	AdvanSix Inc(a)	$ 377,347
30,144	American Vanguard Corp	414,781
110,106	Arconic Corp(a)	1,533,777
37,407	Balchem Corp	3,548,428
58,610	Century Aluminum Co(a)	417,889
19,734	Clearwater Paper Corp(a)	712,989
465,603	Cleveland-Cliffs Inc(b)	2,570,129
94,930	Ferro Corp(a)	1,133,464
62,265	GCP Applied Technologies Inc(a)	1,156,884
11,180	Hawkins Inc	476,044
59,664	HB Fuller Co	2,661,014
28,743	Innospec Inc	2,220,397
17,958	Kaiser Aluminum Corp	1,322,068
24,007	Koppers Holdings Inc(a)	452,292
38,005	Kraton Corp(a)	656,726
169,428	Livent Corp(a)(b)	1,043,677
47,716	Mercer International Inc	389,363
18,851	Neenah Inc	932,371
52,049	PH Glatfelter Co	835,387
15,142	Quaker Chemical Corp(b)	2,811,112
58,893	Rayonier Advanced Materials Inc	165,489
21,861	Rogers Corp(a)	2,723,881
35,769	Schweitzer-Mauduit International Inc	1,195,042
23,032	Stepan Co	2,236,407
		31,986,958
Communications — 4.83%
121,447	8x8 Inc(a)	1,943,152
57,477	ADTRAN Inc	628,224
12,610	ATN International Inc	763,788
38,582	CalAmp Corp(a)	309,042
59,184	Cincinnati Bell Inc(a)	878,882
48,352	Cogent Communications Holdings Inc	3,740,511
85,132	Consolidated Communications Holdings Inc(a)	576,344
15,647	ePlus Inc(a)	1,105,930
65,666	EW Scripps Co Class A	574,577
140,221	Extreme Networks Inc(a)	608,559
141,141	Gannett Co Inc(b)	194,775
109,482	Harmonic Inc(a)	520,039
30,104	HealthStream Inc(a)	666,201
114,426	Iridium Communications Inc(a)	2,910,997
29,652	Liquidity Services Inc(a)	176,726
48,353	Meredith Corp	703,536
34,017	NETGEAR Inc(a)	880,700
76,661	NIC Inc	1,760,136
37,938	Perficient Inc(a)	1,357,422
37,718	Plantronics Inc(b)	553,700
54,747	QuinStreet Inc(a)	572,654
34,519	Scholastic Corp	1,033,499
54,085	Shenandoah Telecommunications Co	2,665,850
21,972	Shutterstock Inc	768,361
Shares		Fair Value
Communications — (continued)
20,956	Spok Holdings Inc	$ 195,939
18,782	Stamps.com Inc(a)	3,450,066
25,783	TechTarget Inc(a)	774,263
266,375	Viavi Solutions Inc(a)	3,393,617
266,770	Vonage Holdings Corp(a)	2,683,706
		36,391,196
Consumer, Cyclical — 15.80%
72,679	Abercrombie & Fitch Co Class A	773,305
15,256	Allegiant Travel Co	1,666,108
130,721	American Axle & Manufacturing Holdings Inc(a)	993,480
7,455	America's Car-Mart Inc(a)	655,071
22,162	Asbury Automotive Group Inc(a)	1,713,787
41,761	Barnes & Noble Education Inc(a)	66,818
148,340	Bed Bath & Beyond Inc(b)	1,572,404
46,267	Big Lots Inc	1,943,214
25,954	BJ's Restaurants Inc	543,477
100,633	Bloomin' Brands Inc	1,072,748
34,150	Boot Barn Holdings Inc(a)	736,274
51,905	Brinker International Inc	1,245,720
33,905	Buckle Inc(b)	531,630
47,122	Caleres Inc	392,997
108,299	Callaway Golf Co(b)	1,896,316
172,883	Capri Holdings Ltd(a)	2,702,161
21,548	Cato Corp Class A	176,263
10,127	Cavco Industries Inc(a)	1,952,992
33,093	Century Communities Inc(a)	1,014,631
48,834	Cheesecake Factory Inc(b)	1,119,275
131,635	Chico's FAS Inc	181,656
17,335	Children's Place Inc(b)	648,676
19,560	Chuy's Holdings Inc(a)	291,053
22,038	Conn's Inc(a)(b)	222,363
58,793	Cooper Tire & Rubber Co	1,623,275
19,639	Cooper-Standard Holdings Inc(a)	260,217
51,588	Core-Mark Holding Co Inc	1,287,379
78,944	Crocs Inc(a)	2,906,718
43,430	Daktronics Inc(b)	188,921
53,979	Dave & Buster's Entertainment Inc(b)	719,540
66,499	Designer Brands Inc Class A	450,198
19,513	Dine Brands Global Inc	821,497
33,685	Dorman Products Inc(a)	2,259,253
24,259	El Pollo Loco Holdings Inc(a)	358,063
25,277	Ethan Allen Interiors Inc	299,027
76,447	Express Inc(a)	117,728
21,979	Fiesta Restaurant Group Inc(a)	140,226
54,960	Fossil Group Inc(a)(b)	255,564
21,276	Foundation Building Materials Inc(a)	332,118
47,304	Fox Factory Holding Corp(a)	3,907,783
51,323	G-III Apparel Group Ltd(a)	682,083
74,184	GameStop Corp Class A(a)(b)	321,959

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
88,567	Garrett Motion Inc(a)	$ 490,661
16,344	Genesco Inc(a)	354,011
38,281	Gentherm Inc(a)	1,489,131
48,816	GMS Inc(a)	1,200,385
20,087	Group 1 Automotive Inc	1,325,139
48,026	Guess? Inc	464,411
21,318	Haverty Furniture Cos Inc	341,088
53,114	Hawaiian Holdings Inc	745,721
18,315	Hibbett Sports Inc(a)(b)	383,516
24,346	Installed Building Products Inc(a)	1,674,518
70,531	Interface Inc	574,122
32,552	iRobot Corp(a)(b)	2,731,113
54,218	Kontoor Brands Inc	965,623
54,243	La-Z-Boy Inc	1,467,816
29,088	LCI Industries	3,344,538
25,086	LGI Homes Inc(a)	2,208,321
25,583	Lithia Motors Inc Class A	3,871,475
33,120	Lumber Liquidators Holdings Inc(a)	459,043
33,216	M/I Homes Inc(a)	1,143,959
362,691	Macy's Inc(b)	2,495,314
26,935	Marcus Corp	357,427
24,769	MarineMax Inc(a)	554,578
58,107	MDC Holdings Inc	2,074,420
40,959	Meritage Homes Corp(a)	3,117,799
84,665	Meritor Inc(a)	1,676,367
43,602	Methode Electronics Inc	1,362,999
92,427	Michaels Cos Inc(a)(b)	653,459
13,756	Monarch Casino & Resort Inc(a)	468,805
22,206	Motorcar Parts of America Inc(a)	392,380
18,886	Movado Group Inc	204,724
602,350	Office Depot Inc	1,415,523
19,324	Oxford Industries Inc	850,449
13,051	PC Connection Inc	605,044
23,402	PetMed Express Inc(b)	834,047
25,615	PriceSmart Inc	1,545,353
15,041	Red Robin Gourmet Burgers Inc(a)(b)	153,418
28,285	Regis Corp(a)	231,371
143,250	Resideo Technologies Inc(a)	1,678,890
32,379	Ruth's Hospitality Group Inc	264,213
30,224	ScanSource Inc(a)	728,096
40,337	Shake Shack Inc Class A(a)	2,137,054
10,846	Shoe Carnival Inc(b)	317,462
59,874	Signet Jewelers Ltd	614,906
57,790	SkyWest Inc	1,885,110
32,203	Sleep Number Corp(a)	1,340,933
27,632	Sonic Automotive Inc Class A	881,737
35,126	St Joe Co(a)	682,147
22,850	Standard Motor Products Inc	941,420
88,924	Steven Madden Ltd	2,195,534
57,484	Titan International Inc	83,927
56,233	Tupperware Brands Corp(b)	267,107
15,957	Unifi Inc(a)	205,526
17,740	UniFirst Corp	3,174,573
16,706	Universal Electronics Inc(a)	782,175
Shares		Fair Value
Consumer, Cyclical — (continued)
26,655	Vera Bradley Inc(a)	$ 118,348
15,847	Veritiv Corp(a)	268,765
67,406	Vista Outdoor Inc(a)	974,017
63,094	Wabash National Corp	670,058
34,219	Wingstop Inc	4,755,414
39,427	Winnebago Industries Inc	2,626,627
93,236	Wolverine World Wide Inc	2,219,949
78,203	YETI Holdings Inc(a)	3,341,614
22,510	Zumiez Inc(a)	616,324
		119,043,962
Consumer, Non-Cyclical — 17.98%
77,786	ABM Industries Inc	2,823,632
15,776	Addus HomeCare Corp(a)	1,460,226
42,366	AMAG Pharmaceuticals Inc(a)(b)	324,100
16,678	American Public Education Inc(a)	493,669
54,942	AMN Healthcare Services Inc(a)	2,485,576
39,411	Amphastar Pharmaceuticals Inc(a)	885,171
39,790	Andersons Inc	547,510
42,885	AngioDynamics Inc(a)	436,140
10,250	ANI Pharmaceuticals Inc(a)	331,485
16,202	Anika Therapeutics Inc(a)	611,301
90,958	Arlo Technologies Inc(a)	234,672
75,221	B&G Foods Inc(b)	1,833,888
40,093	BioTelemetry Inc(a)	1,811,803
18,961	Calavo Growers Inc	1,192,836
34,743	Cal-Maine Foods Inc(a)	1,545,369
40,955	Cardiovascular Systems Inc(a)	1,292,130
42,142	Cardtronics PLC Class A(a)(b)	1,010,565
10,531	Central Garden & Pet Co(a)	379,011
45,525	Central Garden & Pet Co Class A(a)	1,538,290
36,335	Chefs' Warehouse Inc(a)	493,429
5,295	Coca-Cola Consolidated Inc	1,213,561
71,300	Coherus Biosciences Inc(a)	1,273,418
132,963	Community Health Systems Inc(a)	400,219
33,474	CONMED Corp	2,409,793
120,785	Corcept Therapeutics Inc(a)	2,031,604
10,413	CorVel Corp(a)	738,178
113,801	Covetrus Inc(a)	2,035,900
42,566	Cross Country Healthcare Inc(a)	262,207
43,864	CryoLife Inc(a)	840,873
20,580	Cutera Inc(a)	250,459
69,938	Cytokinetics Inc(a)(b)	1,648,439
11,456	Eagle Pharmaceuticals Inc(a)	549,659
51,297	Emergent BioSolutions Inc(a)	4,056,567
19,105	Enanta Pharmaceuticals Inc(a)	959,262
238,196	Endo International PLC(a)	817,012
57,968	Ensign Group Inc	2,425,961
68,652	EVERTEC Inc	1,929,121
13,102	Forrester Research Inc(a)	419,788
34,000	Fresh Del Monte Produce Inc	837,080

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
45,826	Glaukos Corp(a)(b)	$ 1,760,635
56,309	Green Dot Corp Class A(a)	2,763,646
45,333	Hanger Inc(a)	750,714
23,204	Heidrick & Struggles International Inc	501,670
9,772	Heska Corp(a)	910,457
102,304	HMS Holdings Corp(a)	3,313,626
77,672	Innoviva Inc(a)	1,085,855
21,800	Inogen Inc(a)	774,336
38,407	Integer Holdings Corp(a)	2,805,631
21,045	Inter Parfums Inc	1,013,317
36,670	Invacare Corp	233,588
17,213	J & J Snack Foods Corp	2,188,289
10,248	John B Sanfilippo & Son Inc	874,462
39,691	Kelly Services Inc Class A	627,713
63,336	Korn Ferry	1,946,315
41,295	Lannett Co Inc(a)	299,802
77,742	Lantheus Holdings Inc(a)	1,111,711
19,523	LeMaitre Vascular Inc	515,407
49,176	Luminex Corp	1,599,695
25,819	Magellan Health Inc(a)	1,884,271
13,719	Medifast Inc(b)	1,903,786
31,040	Medpace Holdings Inc(a)	2,887,341
50,278	Meridian Bioscience Inc(a)	1,170,975
64,817	Merit Medical Systems Inc(a)	2,958,896
15,941	MGP Ingredients Inc	585,114
136,185	Momenta Pharmaceuticals Inc(a)	4,530,875
38,351	Monro Inc	2,107,004
88,434	Myriad Genetics Inc(a)	1,002,842
13,352	National Beverage Corp(a)(b)	814,739
39,717	Natus Medical Inc(a)	866,625
61,338	Neogen Corp(a)	4,759,829
126,505	NeoGenomics Inc(a)	3,919,125
83,016	OraSure Technologies Inc(a)	965,476
22,131	Orthofix Medical Inc(a)	708,192
75,727	Owens & Minor Inc	577,040
48,470	Pacira BioSciences Inc(a)(b)	2,543,221
31,444	Pennant Group Inc(a)	710,634
78,927	Perdoceo Education Corp(a)	1,257,307
24,192	Phibro Animal Health Corp Class A	635,524
12,941	Providence Service Corp(a)	1,021,174
39,306	Quanex Building Products Corp	545,567
46,939	RadNet Inc(a)	744,922
36,453	REGENXBIO Inc(a)	1,342,564
56,210	Rent-A-Center Inc	1,563,762
34,663	Resources Connection Inc	414,916
81,402	RR Donnelley & Sons Co	96,868
123,086	Select Medical Holdings Corp(a)	1,813,057
7,170	Seneca Foods Corp Class A(a)	242,418
40,800	SpartanNash Co	867,000
132,538	Spectrum Pharmaceuticals Inc(a)	447,978
61,352	Supernus Pharmaceuticals Inc(a)	1,457,110
15,808	Surmodics Inc(a)	683,538
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,454	Tactile Systems Technology Inc(a)	$ 930,269
35,231	Team Inc(a)	196,237
49,867	Tivity Health Inc(a)	564,993
40,626	TrueBlue Inc(a)	620,359
61,950	United Natural Foods Inc(a)	1,128,109
28,205	Universal Corp	1,198,994
14,618	US Physical Therapy Inc	1,184,350
14,134	USANA Health Sciences Inc(a)	1,037,860
63,367	Vanda Pharmaceuticals Inc(a)	724,918
46,268	Varex Imaging Corp(a)	700,960
138,345	Vector Group Ltd	1,391,751
22,938	Viad Corp	436,281
15,822	WD-40 Co	3,137,503
57,082	Xencor Inc(a)	1,848,886
17,505	Zynex Inc(a)(b)	435,349
		135,473,282
Energy — 3.46%
147,549	Archrock Inc	957,593
21,371	Bonanza Creek Energy Inc(a)	316,718
462,443	Callon Petroleum Co(a)(b)	531,809
28,935	CONSOL Energy Inc(a)	146,700
51,621	Core Laboratories NV(b)	1,048,939
587,620	Denbury Resources Inc(a)	162,242
17,130	DMC Global Inc	472,788
40,953	Dril-Quip Inc(a)	1,219,990
33,496	Exterran Corp(a)	180,544
31,615	FutureFuel Corp	377,799
14,853	Geospace Technologies Corp(a)(b)	111,695
38,999	Green Plains Inc(a)(b)	398,375
166,448	Gulfport Energy Corp(a)	181,428
165,918	Helix Energy Solutions Group Inc(a)	575,736
124,373	Helmerich & Payne Inc	2,426,517
10,282	Laredo Petroleum Inc(a)(b)	142,509
125,000	Matador Resources Co(a)(b)	1,062,500
32,180	Matrix Service Co(a)	312,790
7,868	Nabors Industries Ltd(b)	291,273
98,605	Newpark Resources Inc(a)	219,889
127,071	NOW Inc(a)	1,096,623
335,820	Oasis Petroleum Inc(a)(b)	251,865
118,811	Oceaneering International Inc(a)	759,202
68,577	Oil States International Inc(a)	325,741
43,824	Par Pacific Holdings Inc(a)	393,978
220,830	Patterson-UTI Energy Inc	766,280
109,381	PDC Energy Inc(a)	1,360,700
15,721	Penn Virginia Corp(a)(b)	149,821
98,631	ProPetro Holding Corp(a)	506,963
276,960	QEP Resources Inc	357,278
245,802	Range Resources Corp(b)	1,383,865
45,572	Renewable Energy Group Inc(a)	1,129,274
6,700	REX American Resources Corp(a)	464,779
65,007	Ring Energy Inc(a)(b)	75,408

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Energy — (continued)
60,466	RPC Inc(a)(b)	$ 186,235
125,000	SM Energy Co	468,750
638,484	Southwestern Energy Co(a)	1,634,519
85,079	SunCoke Energy Inc	251,834
91,540	Sunrun Inc(a)	1,805,169
23,478	Talos Energy Inc(a)	215,998
89,041	US Silica Holdings Inc(b)	321,438
230,543	Valaris PLC(a)(b)	150,291
59,159	Warrior Met Coal Inc	910,457
		26,104,302
Financial — 22.80%
98,164	Acadia Realty Trust REIT	1,274,169
62,077	Agree Realty Corp REIT	4,079,080
79,274	Alexander & Baldwin Inc REIT	966,350
22,516	Allegiance Bancshares Inc	571,681
52,581	Ambac Financial Group Inc(a)	752,960
55,149	American Assets Trust Inc REIT	1,535,348
106,490	American Equity Investment Life Holding Co	2,631,368
74,783	Ameris Bancorp	1,764,131
22,088	AMERISAFE Inc	1,350,902
167,932	Apollo Commercial Real Estate Finance Inc REIT	1,647,413
67,234	Armada Hoffler Properties Inc REIT	668,978
75,809	ARMOUR Residential REIT Inc	711,846
60,685	Axos Financial Inc(a)	1,339,925
49,355	Banc of California Inc	534,515
40,387	Banner Corp	1,534,706
52,099	Berkshire Hills Bancorp Inc	574,131
56,602	Blucora Inc(a)	646,395
94,127	Boston Private Financial Holdings Inc	647,594
197,135	Brandywine Realty Trust REIT	2,146,800
71,625	Brightsphere Investment Group Inc	892,447
91,165	Brookline Bancorp Inc	918,943
144,216	Cadence BanCorp	1,277,754
110,542	Capstead Mortgage Corp REIT	606,876
109,988	CareTrust REIT Inc	1,887,394
103,245	Cedar Realty Trust Inc REIT	102,213
33,961	Central Pacific Financial Corp	544,395
55,496	Chatham Lodging Trust REIT	339,635
19,078	City Holding Co	1,243,313
82,518	Columbia Banking System Inc	2,338,973
60,093	Community Bank System Inc	3,426,503
24,300	Community Healthcare Trust Inc REIT	993,870
34,203	Customers Bancorp Inc(a)	411,120
150,070	CVB Financial Corp	2,812,312
232,685	DiamondRock Hospitality Co REIT	1,286,748
33,627	Dime Community Bancshares Inc	461,699
278,774	Diversified Healthcare Trust REIT	1,233,575
Shares		Fair Value
Financial — (continued)
37,739	Eagle Bancorp Inc	$ 1,235,952
86,769	Easterly Government Properties Inc REIT	2,006,099
29,543	eHealth Inc(a)	2,902,304
35,345	Employers Holdings Inc	1,065,652
32,018	Encore Capital Group Inc(a)(b)	1,094,375
35,195	Enova International Inc(a)	523,350
107,846	Essential Properties Realty Trust Inc REIT	1,600,435
61,639	EZCORP Inc Class A(a)	388,326
255,219	First BanCorp	1,426,674
112,539	First Commonwealth Financial Corp	931,823
114,113	First Financial Bancorp	1,585,030
134,194	First Midwest Bancorp Inc	1,791,490
40,390	Flagstar Bancorp Inc	1,188,678
80,928	Four Corners Property Trust Inc REIT	1,974,643
15,640	Franklin Financial Network Inc	402,730
127,162	Franklin Street Properties Corp REIT	647,255
39,643	Getty Realty Corp REIT	1,176,604
102,893	Global Net Lease Inc REIT	1,721,400
64,465	Granite Point Mortgage Trust Inc REIT	462,859
64,109	Great Western Bancorp Inc	882,140
18,472	Greenhill & Co Inc	184,535
35,119	Hanmi Financial Corp	341,005
6,869	HCI Group Inc	317,210
41,962	Heritage Financial Corp	839,240
40,062	Hersha Hospitality Trust REIT	230,757
26,174	HomeStreet Inc	644,142
144,458	Hope Bancorp Inc	1,331,903
47,495	Horace Mann Educators Corp	1,744,491
110,818	Independence Realty Trust Inc REIT	1,273,299
37,990	Independent Bank Corp	2,548,749
42,046	Independent Bank Group Inc	1,703,704
76,798	Industrial Logistics Properties Trust REIT	1,578,199
21,808	Innovative Industrial Properties Inc REIT(b)	1,919,540
18,888	International FCStone Inc(a)	1,038,840
212,613	Invesco Mortgage Capital Inc REIT(b)	795,173
14,103	Investors Real Estate Trust REIT	994,120
83,721	iStar Inc REIT	1,031,443
35,764	James River Group Holdings Ltd	1,609,380
23,921	Kinsale Capital Group Inc	3,712,778
98,140	Kite Realty Group Trust REIT	1,132,536
27,530	KKR Real Estate Finance Trust Inc REIT	456,447
318,978	Lexington Realty Trust REIT	3,365,218
44,862	LTC Properties Inc REIT	1,689,951
26,611	Marcus & Millichap Inc(a)	767,993
36,826	Meta Financial Group Inc	669,128
36,299	National Bank Holdings Corp Class A	980,073

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
72,753	National Storage Affiliates Trust REIT	$ 2,085,101
49,991	NBT Bancorp Inc	1,537,723
437,390	New York Mortgage Trust Inc REIT	1,141,588
24,802	NexPoint Residential Trust Inc REIT	876,751
99,556	NMI Holdings Inc Class A(a)	1,600,860
52,321	Northfield Bancorp Inc	602,738
138,496	Northwest Bancshares Inc	1,416,122
55,238	Office Properties Income Trust REIT	1,434,531
61,053	OFG Bancorp	816,279
192,575	Old National Bancorp	2,649,832
92,882	Pacific Premier Bancorp Inc	2,013,682
20,817	Palomar Holdings Inc(a)	1,785,266
72,165	Pennsylvania REIT(b)	98,144
114,868	PennyMac Mortgage Investment Trust REIT	2,013,636
17,021	Piper Sandler Cos	1,006,962
52,195	PRA Group Inc(a)	2,017,859
15,361	Preferred Bank	658,219
60,819	ProAssurance Corp	880,051
68,038	Provident Financial Services Inc	983,149
21,520	RE/MAX Holdings Inc Class A	676,374
41,629	Ready Capital Corp REIT	361,756
132,071	Realogy Holdings Corp	978,646
130,410	Redwood Trust Inc REIT	912,870
136,773	Retail Opportunity Investments Corp REIT	1,549,638
248,933	Retail Properties of America Inc REIT Class A	1,822,190
93,253	RPT Realty REIT	649,041
44,671	S&T Bancorp Inc	1,047,535
15,604	Safehold Inc(b)	897,074
16,625	Safety Insurance Group Inc	1,267,822
13,376	Saul Centers Inc REIT	431,643
59,895	Seacoast Banking Corp of Florida(a)	1,221,858
54,277	ServisFirst Bancshares Inc	1,940,945
126,890	Simmons First National Corp Class A	2,171,088
172,049	SITE Centers Corp REIT	1,393,597
36,769	Southside Bancshares Inc	1,019,237
28,262	Stewart Information Services Corp	918,798
121,472	Summit Hotel Properties Inc REIT	720,329
107,578	Tanger Factory Outlet Centers Inc REIT(b)	767,031
95,022	Third Point Reinsurance Ltd(a)	713,615
14,007	Tompkins Financial Corp	907,233
25,815	Triumph Bancorp Inc(a)	626,530
115,585	TrustCo Bank Corp NY	731,653
91,823	United Community Banks Inc	1,847,479
25,456	United Fire Group Inc	705,386
25,213	United Insurance Holdings Corp	197,166
227,143	Uniti Group Inc REIT	2,123,787
Shares		Fair Value
Financial — (continued)
14,806	Universal Health Realty Income Trust REIT	$ 1,176,929
33,863	Universal Insurance Holdings Inc	601,068
34,389	Urstadt Biddle Properties Inc REIT Class A	408,541
53,207	Veritex Holdings Inc	941,764
8,214	Virtus Investment Partners Inc	955,206
76,475	Waddell & Reed Financial Inc Class A(b)	1,186,127
33,134	Walker & Dunlop Inc	1,683,538
216,998	Washington Prime Group Inc REIT(b)	182,452
96,288	Washington REIT	2,137,594
31,266	Westamerica BanCorp	1,795,294
46,681	Whitestone REIT	339,371
138,661	WisdomTree Investments Inc	481,154
5,737	World Acceptance Corp(a)(b)	375,888
132,546	Xenia Hotels & Resorts Inc REIT	1,236,654
		171,784,129
Industrial — 18.96%
46,914	AAON Inc	2,546,961
39,277	AAR Corp	811,856
44,365	Advanced Energy Industries Inc(a)	3,007,503
34,864	Aegion Corp(a)	553,292
84,161	Aerojet Rocketdyne Holdings Inc(a)	3,336,142
25,421	AeroVironment Inc(a)	2,024,274
11,080	Alamo Group Inc	1,137,251
49,050	Alarm.com Holdings Inc(a)	3,178,931
35,659	Albany International Corp Class A	2,093,540
18,236	American Woodmark Corp(a)	1,379,553
30,062	Apogee Enterprises Inc	692,629
44,619	Applied Industrial Technologies Inc	2,783,779
22,556	Applied Optoelectronics Inc(a)(b)	245,184
28,612	ArcBest Corp	758,504
55,554	Arcosa Inc	2,344,379
26,613	Astec Industries Inc	1,232,448
29,972	Atlas Air Worldwide Holdings Inc(a)	1,289,695
29,942	AZZ Inc	1,027,609
33,683	Badger Meter Inc	2,119,334
54,631	Barnes Group Inc	2,161,202
12,746	Bel Fuse Inc Class B	136,765
42,268	Benchmark Electronics Inc	912,989
45,837	Boise Cascade Co	1,723,930
55,918	Brady Corp Class A	2,618,081
8,244	Bristow Group Inc(a)	114,839
41,251	Chart Industries Inc(a)	2,000,261
22,832	CIRCOR International Inc(a)	581,759
42,440	Comfort Systems USA Inc	1,729,430
29,186	Comtech Telecommunications Corp	492,952

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
28,114	Dorian LPG Ltd(a)	$ 217,602
18,402	DXP Enterprises Inc(a)	366,384
29,774	Echo Global Logistics Inc(a)	643,714
23,364	Encore Wire Corp	1,140,631
62,772	Enerpac Tool Group Corp	1,104,787
24,056	EnPro Industries Inc	1,185,720
30,270	ESCO Technologies Inc	2,558,723
59,594	Exponent Inc	4,822,942
42,455	Fabrinet (a)	2,650,041
20,562	FARO Technologies Inc(a)	1,102,123
69,140	Federal Signal Corp	2,055,532
32,437	Forward Air Corp	1,616,011
44,298	Franklin Electric Co Inc	2,326,531
37,795	Gibraltar Industries Inc(a)	1,814,538
54,196	Granite Construction Inc	1,037,311
39,040	Greenbrier Cos Inc	888,160
50,008	Griffon Corp	926,148
89,851	Harsco Corp(a)	1,213,887
14,650	Haynes International Inc	342,224
53,796	Heartland Express Inc	1,120,033
86,146	Hillenbrand Inc	2,331,972
38,521	Hub Group Inc Class A(a)	1,843,615
27,230	Ichor Holdings Ltd(a)	723,773
21,389	Insteel Industries Inc	407,888
41,694	Itron Inc(a)	2,762,228
36,597	John Bean Technologies Corp	3,148,074
31,520	Kaman Corp	1,311,232
101,251	Knowles Corp(a)	1,545,090
12,745	Lindsay Corp(b)	1,175,217
20,554	Lydall Inc(a)	278,712
44,457	Marten Transport Ltd	1,118,538
23,848	Materion Corp	1,466,414
50,469	Matson Inc	1,468,648
37,222	Matthews International Corp Class A	710,940
4,594	Mesa Laboratories Inc	995,979
34,972	Moog Inc Class A	1,852,817
66,840	Mueller Industries Inc	1,776,607
42,108	Myers Industries Inc	612,671
20,038	MYR Group Inc(a)	639,413
6,097	National Presto Industries Inc	532,817
11,248	Olympic Steel Inc	132,164
19,544	OSI Systems Inc(a)	1,458,764
24,560	Park Aerospace Corp	273,598
25,329	Patrick Industries Inc	1,551,401
67,882	PGT Innovations Inc(a)	1,064,390
33,610	Plexus Corp(a)	2,371,522
10,006	Powell Industries Inc	274,064
30,694	Proto Labs Inc(a)	3,452,154
42,153	Raven Industries Inc	906,711
30,130	Saia Inc(a)	3,349,853
78,456	Sanmina Corp(a)	1,964,538
20,499	SEACOR Holdings Inc(a)	580,532
46,188	Simpson Manufacturing Co Inc	3,896,420
15,814	SMART Global Holdings Inc(a)(b)	429,825
52,071	SPX Corp(a)	2,142,722
49,074	SPX FLOW Inc(a)	1,837,331
Shares		Fair Value
Industrial — (continued)
14,644	Standex International Corp	$ 842,762
19,033	Sturm Ruger & Co Inc	1,446,508
21,383	Tennant Co	1,390,109
45,404	TimkenSteel Corp(a)	176,622
29,424	Tredegar Corp	453,130
44,274	Trinseo SA	981,112
59,345	Triumph Group Inc	534,698
115,205	TTM Technologies Inc(a)	1,366,331
71,369	UFP Industries Inc	3,533,479
18,992	US Concrete Inc(a)	471,002
28,976	US Ecology Inc	981,707
21,540	Vicor Corp(a)	1,549,803
31,936	Watts Water Technologies Inc Class A	2,586,816
		142,870,827
Technology — 9.14%
141,504	3D Systems Corp(a)(b)	989,113
23,479	Agilysys Inc(a)	421,213
188,953	Allscripts Healthcare Solutions Inc(a)	1,279,212
37,492	Axcelis Technologies Inc(a)	1,044,152
44,228	Bottomline Technologies Inc(a)	2,245,456
85,472	Brooks Automation Inc	3,781,281
25,039	CEVA Inc(a)	936,959
49,386	Cohu Inc	856,353
13,780	Computer Programs and Systems Inc	314,046
38,862	CSG Systems International Inc	1,608,498
37,366	CTS Corp	748,815
35,980	Cubic Corp	1,728,119
90,668	Diebold Nixdorf Inc(a)	549,448
33,541	Digi International Inc(a)	390,753
48,179	Diodes Inc(a)	2,442,675
35,169	Donnelley Financial Solutions Inc(a)	295,420
28,027	DSP Group Inc(a)	445,069
25,819	Ebix Inc(b)	577,313
40,216	ExlService Holdings Inc(a)	2,549,695
87,616	FormFactor Inc(a)	2,569,777
153,729	Glu Mobile Inc(a)	1,425,068
41,284	Insight Enterprises Inc(a)	2,031,173
72,435	Kulicke & Soffa Industries Inc	1,508,821
70,840	LivePerson Inc(a)	2,934,901
31,747	ManTech International Corp Class A	2,174,352
76,210	MaxLinear Inc(a)	1,635,467
9,013	MicroStrategy Inc Class A(a)	1,066,148
20,843	MTS Systems Corp	366,628
58,303	NextGen Healthcare Inc(a)	640,167
49,136	Omnicell Inc(a)	3,469,984
37,555	OneSpan Inc(a)	1,048,911
54,867	Onto Innovation Inc(a)	1,867,673
33,272	PDF Solutions Inc(a)	650,800
75,703	Photronics Inc(a)	842,574
194,840	Pitney Bowes Inc	506,584
34,484	Power Integrations Inc	4,073,595
51,377	Progress Software Corp	1,990,859

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
132,365	Rambus Inc(a)	$ 2,011,948
13,985	Simulations Plus Inc	836,583
40,339	SPS Commerce Inc(a)	3,030,266
43,036	Sykes Enterprises Inc(a)	1,190,376
23,574	Tabula Rasa HealthCare Inc(a)(b)	1,290,205
20,557	TTEC Holdings Inc	957,134
46,170	Ultra Clean Holdings Inc(a)	1,044,827
59,440	Unisys Corp(a)	648,490
57,129	Veeco Instruments Inc(a)	770,670
34,596	Virtusa Corp(a)	1,123,332
135,257	Xperi Holding Corp	1,996,393
		68,907,296
Utilities — 2.22%
42,744	American States Water Co	3,360,961
78,687	Avista Corp	2,863,420
56,666	California Water Service Group	2,702,968
47,219	El Paso Electric Co	3,163,673
35,833	Northwest Natural Holding Co	1,999,123
106,533	South Jersey Industries Inc	2,662,260
		16,752,405
TOTAL COMMON STOCK — 99.43% (Cost $769,182,386)		$749,314,357
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,518,000	BlackRock FedFund Institutional Class(c), 0.10%(d)	1,518,000
1,254,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.11%(d)	1,254,000
1,333,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 0.10%(d)	1,333,000
1,799,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.15%(d)	1,799,000
1,241,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.09%(d)	1,241,000
1,254,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.10%(d)	1,254,000
1,138,000	Morgan Stanley Government Portfolio Institutional Class(c), 0.05%(d)	1,138,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.27% (Cost $9,537,000)		$ 9,537,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.02%
$9,461,851	Undivided interest of 13.97% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $9,461,851 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(c)	$ 9,461,851
9,461,851	Undivided interest of 14.28% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $9,461,851 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(c)	9,461,851
9,461,851	Undivided interest of 25.39% in a repurchase agreement (principal amount/value $37,277,869 with a maturity value of $37,277,962) with Credit Agricole Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $9,461,851 on 7/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 6/20/44 - 2/1/49, with a value of $38,023,427.(c)	9,461,851
1,455,534	Undivided interest of 31.78% in a repurchase agreement (principal amount/value $4,579,933 with a maturity value of $4,579,942) with Mizuho Securities (USA) LLC, 0.07%, dated 6/30/20 to be repurchased at $1,455,534 on 7/1/20 collateralized by U.S. Treasury securities, 1.13% - 2.63%, 1/31/21 - 2/28/22, with a value of $4,671,534.(c)	1,455,534

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 461,637	Undivided interest of 68.83% in a repurchase agreement (principal amount/value $670,723 with a maturity value of $670,724) with BNP Paribas Securities Corp, 0.07%, dated 6/30/20 to be repurchased at $461,637 on 7/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 8/15/25 - 2/15/48, with a value of $684,138.(c)	$ 461,637
TOTAL SHORT TERM INVESTMENTS — 4.02% (Cost $30,302,724)		$ 30,302,724
TOTAL INVESTMENTS — 104.72% (Cost $809,022,110)		$789,154,081
OTHER ASSETS & LIABILITIES, NET — (4.72)%		$ (35,557,072)
TOTAL NET ASSETS — 100.00%		$753,597,009
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2020.
REIT	Real Estate Investment Trust
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	94	USD	6,756,720	September 2020	$68,330
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $38,767,550 of securities on loan)(a)	$758,851,357
Repurchase agreements, fair value(b)	30,302,724
Cash	4,203,652
Cash pledged on futures contracts	1,572,899
Dividends receivable	727,087
Subscriptions receivable	285,535
Receivable for investments sold	5,899,106
Variation margin on futures contracts	111,090
Total Assets	801,953,450
LIABILITIES:
Payable for director fees	4,139
Payable for distribution fees	17,782
Payable for investments purchased	5,438,225
Payable for other accrued fees	62,936
Payable for shareholder services fees	129,657
Payable to investment adviser	124,850
Payable upon return of securities loaned	39,839,724
Redemptions payable	2,739,128
Total Liabilities	48,356,441
NET ASSETS	$753,597,009
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,161,308
Paid-in capital in excess of par	740,606,187
Undistributed/accumulated earnings	3,829,514
NET ASSETS	$753,597,009
NET ASSETS BY CLASS
Investor Class	$330,461,058
Class L	$80,731,027
Institutional Class	$342,404,924
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	32,744,957
Class L	5,865,482
Institutional Class	53,002,637
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.09
Class L	$13.76
Institutional Class	$6.46
(a) Cost of investments	$778,719,386
(b) Cost of repurchase agreements	$30,302,724
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$26,658
Income from securities lending	494,508
Dividends	6,307,135
Foreign withholding tax	(6,367)
Total Income	6,821,934
EXPENSES:
Management fees	733,165
Shareholder services fees – Investor Class	599,851
Shareholder services fees – Class L	169,280
Audit and tax fees	15,022
Custodian fees	8,289
Director's fees	9,604
Distribution fees – Class L	120,120
Legal fees	2,401
Pricing fees	1,310
Registration fees	31,492
Shareholder report fees	24,894
Transfer agent fees	6,229
Other fees	2,845
Total Expenses	1,724,502
Less amount waived by investment adviser	37,602
Net Expenses	1,686,900
NET INVESTMENT INCOME	5,135,034
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	10,980,444
Net realized loss on futures contracts	(283,706)
Net Realized Gain	10,696,738
Net change in unrealized depreciation on investments	(161,801,676)
Net change in unrealized appreciation on futures contracts	25,848
Net Change in Unrealized Depreciation	(161,775,828)
Net Realized and Unrealized Loss	(151,079,090)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(145,944,056)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West S&P Small Cap 600® Index Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$5,135,034	$10,885,085
Net realized gain	10,696,738	69,209,377
Net change in unrealized appreciation (depreciation)	(161,775,828)	96,421,136
Net Increase (Decrease) in Net Assets Resulting from Operations	(145,944,056)	176,515,598
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,337,984)	(27,986,709)
Class L	(45,777)	(5,117,556)
Institutional Class	(3,292,836)	(39,068,219)
From Net Investment Income and Net Realized Gains	(4,676,597)	(72,172,484)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	58,744,933	146,470,603
Class L	17,523,635	48,527,493
Institutional Class	73,918,114	80,280,902
Shares issued in reinvestment of distributions
Investor Class	1,337,984	27,986,709
Class L	45,777	5,117,556
Institutional Class	3,292,836	39,068,219
Shares redeemed
Investor Class	(86,680,221)	(212,724,561)
Class L	(33,502,125)	(24,384,772)
Institutional Class	(52,338,294)	(95,420,534)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(17,657,361)	14,921,615
Total Increase (Decrease) in Net Assets	(168,278,014)	119,264,729
NET ASSETS:
Beginning of Period	921,875,023	802,610,294
End of Period	$753,597,009	$921,875,023
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,045,969	12,107,896
Class L	1,313,602	3,019,742
Institutional Class	13,646,258	9,973,856
Shares issued in reinvestment of distributions
Investor Class	138,221	2,288,393
Class L	3,468	307,730
Institutional Class	531,103	4,941,627
Shares redeemed
Investor Class	(8,587,988)	(17,581,247)
Class L	(2,436,361)	(1,520,034)
Institutional Class	(7,884,476)	(11,677,514)
Net Increase	2,769,796	1,860,449
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$12.35	0.06	(2.28)	(2.22)	(0.04)	-	(0.04)	$10.09	(17.96%) (d)
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
12/31/2015	$12.65	0.12	(0.42)	(0.30)	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
Class L
06/30/2020(Unaudited)	$16.80	0.06	(3.09)	(3.03)	(0.01)	-	(0.01)	$13.76	(18.05%) (d)
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
12/31/2015	$15.58	0.12	(0.54)	(0.42)	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
Institutional Class
06/30/2020(Unaudited)	$ 7.93	0.05	(1.46)	(1.41)	(0.06)	-	(0.06)	$ 6.46	(17.71%) (d)
12/31/2019	$ 7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$ 7.93	22.51%
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
12/31/2015 (e)	$10.00	0.09	(0.42)	(0.33)	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$330,461	0.57% (g)	0.56% (g)	1.20% (g)	16% (d)
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
12/31/2016	$529,884	0.60%	0.60%	1.02%	26%
12/31/2015	$424,728	0.60%	0.60%	0.98%	25%
Class L
06/30/2020 (Unaudited)	$ 80,731	0.86% (g)	0.81% (g)	0.95% (g)	16% (d)
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
12/31/2016	$ 31,884	0.85%	0.85%	0.81%	26%
12/31/2015	$ 18,429	0.85%	0.85%	0.78%	25%
Institutional Class
06/30/2020 (Unaudited)	$342,405	0.20% (g)	0.20% (g)	1.58% (g)	16% (d)
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
12/31/2016	$335,507	0.25%	0.25%	1.37%	26%
12/31/2015 (e)	$257,667	0.25% (g)	0.25% (g)	1.37% (g)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2020

As of June 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$816,556,917
Gross unrealized appreciation on investments	165,210,735
Gross unrealized depreciation on investments	(192,545,241)
Net unrealized depreciation on investments	$(27,334,506)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2020

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 124 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$68,330 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(283,706)	Net change in unrealized appreciation on futures contracts	$25,848
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The

Semi-Annual Report - June 30, 2020

agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$24,224	$47,434	$45,156	$37,602	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $127,677,900 and $137,654,758, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $38,767,550 and received collateral as reported on the Statement of Assets and Liabilities of $39,839,724 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2020

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P Small Cap 600 Index Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.

Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap ® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that although the annualized returns of each class of the Fund were in the fourth quintile of its performance universe for the one-year period ended December 31, 2019 (the first quintile being the best performers and the fifth quintile being the worst performers), underperforming its respective performance universe median, the annualized returns of each class outperformed its performance universe median for each of the other periods reviewed, ranking in the second quintile of its respective performance universe for the three-year period ended December 31, 2019, and, as to the Investor Class, ranking in the first quintile of its performance universe for the five- and ten-year periods ended December 31, 2019.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although the Investor Class underperformed, and the Institutional Class approximated or slightly underperformed, the Index for each period reviewed, any underperformance observed was primarily a result of the Fund’s expenses. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization and experience of its investment personnel and its operational risk controls. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board concluded that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than its respective peer group median contractual management fee. The Board also observed that although the total annual operating expense ratio for the Investor Class was higher than the median expense ratio of its peer group, it ranked in the third quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), with a specific ranking in the 55th percentile of its peer group. As to the Institutional Class, the Board observed that the total annual operating expense ratio was below its peer group median, ranking in the second quintile of its peer group.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. In this regard, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future. The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. GWL& A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020